Shareholder Report, Holdings (Details)	May 31, 2026
C000243906 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243906 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243906 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243906 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243906 [Member] | Carlsberg A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243906 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243906 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000243906 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000243906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000243906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000243906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000243906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000243906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000243906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000247844 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000247844 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000247844 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247844 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247844 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247844 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000247844 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000247844 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000247844 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000247844 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000247844 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000247844 [Member] | Utility Regulated [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000247844 [Member] | Utility Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000247844 [Member] | Oil Pipe [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000247844 [Member] | Oil Service [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247844 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247844 [Member] | Other Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247844 [Member] | Integrated Oils [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000247844 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247844 [Member] | Gas Pipe [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000257285 [Member] | Capital Southwest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000257285 [Member] | New Mountain Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000257285 [Member] | Barings BDC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000257285 [Member] | Blue Owl Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000257285 [Member] | Sixth Street Specialty Lending Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000257285 [Member] | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000257285 [Member] | Golub Capital BDC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000257285 [Member] | Hercules Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000257285 [Member] | Ares Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000257285 [Member] | Main Street Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000257285 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000257285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%